Loss Per Share - Summary of net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (53,101)	$ (7,411)	¥ (52,535)
Denominator:
Weighted average number of shares outstanding	896,950,139	896,950,139	83,289,067
Loss per share - basic | (per share)	¥ (0.06)	$ (0.01)	¥ (0.63)